UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2015 (Unaudited)

Deutsche Global Infrastructure Fund

	Shares	Value ($)
Common Stocks 94.1%
Australia 3.7%
Sydney Airport (Units)	23,587,500	99,136,062
Transurban Group (Units)	10,881,990	76,540,580
(Cost $172,074,640)		175,676,642
Canada 8.8%
Inter Pipeline Ltd. (a)	3,691,741	68,108,403
Pembina Pipeline Corp. (a)	5,586,488	134,418,980
TransCanada Corp. (a)	7,017,538	221,910,906
(Cost $578,432,036)		424,438,289
France 5.0%
Groupe Eurotunnel SE (Registered)	8,856,053	120,499,558
Vinci SA	1,876,647	118,935,153
(Cost $231,612,827)		239,434,711
Germany 0.5%
Hamburger Hafen und Logistik AG (Cost $34,495,546)	1,444,227	23,544,667
Hong Kong 1.5%
Beijing Enterprises Holdings Ltd. (Cost $90,385,539)	11,779,400	71,214,777
Italy 2.0%
Atlantia SpA (Cost $71,113,680)	3,530,187	98,584,177
Luxembourg 1.6%
SES SA (Cost $85,749,142)	2,425,363	76,347,552
Mexico 0.6%
Promotora y Operadora de Infraestructura SAB de CV "L"* (Cost $39,284,908)	2,948,595	28,605,291
Netherlands 3.0%
Koninklijke Vopak NV (Cost $181,782,450)	3,585,978	143,235,534
Spain 3.0%
Ferrovial SA (Cost $117,471,367)	6,066,100	144,540,108
Switzerland 1.5%
Flughafen Zuerich AG (Registered) (Cost $56,547,925)	104,100	72,523,895
United Kingdom 12.1%
National Grid PLC	28,079,798	391,164,430
Severn Trent PLC	4,108,200	135,950,329
United Utilities Group PLC	3,849,900	53,922,350
(Cost $547,295,780)		581,037,109
United States 50.8%
American Tower Corp. (REIT)	3,258,483	286,681,334
American Water Works Co., Inc.	2,199,533	121,150,278
Cheniere Energy, Inc.*	3,003,634	145,075,522
Columbia Pipeline Group, Inc.	1,388,005	25,386,612
Crown Castle International Corp. (REIT)	2,455,123	193,635,551
Edison International (a)	1,603,600	101,139,052
Enbridge Energy Management LLC (a)	1,824,983	43,398,091
Eversource Energy (a)	3,122,202	158,045,865
Fairway Energy Partners LLC (Units), 144A*	6,190,000	61,900,000
ITC Holdings Corp.	2,987,442	99,601,316
NiSource, Inc.	6,092,805	113,021,533
NorthWestern Corp. (a)	1,932,300	104,015,709
Pattern Energy Group, Inc. (a)	1,579,825	30,158,859
Pepco Holdings, Inc.	1,681,612	40,728,643
PG&E Corp. (a)	3,105,400	163,965,120
Republic Services, Inc.	1,811,675	74,641,010
SBA Communications Corp. "A"*	456,027	47,764,268
Sempra Energy (a)	2,843,018	274,976,701
Spectra Energy Corp.	7,448,534	195,672,988
UIL Holdings Corp.	1,187,800	59,710,706
Westar Energy, Inc.	2,651,345	101,917,702
(Cost $2,376,044,614)		2,442,586,860
Total Common Stocks (Cost $4,582,290,454)		4,521,769,612
Master Limited Partnerships 3.0%
United States
Columbia Pipeline Partners LP (a)	1,300,000	16,458,000
Enbridge Energy Partners LP (a)	3,541,900	87,555,768
Energy Transfer Partners LP	1,017,800	41,801,046
Total Master Limited Partnerships (Cost $215,518,676)		145,814,814
Securities Lending Collateral 11.9%
Daily Assets Fund Institutional, 0.17% (b) (c) (Cost $571,013,697)	571,013,697	571,013,697
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $5,368,822,827) †	109.0	5,238,598,123
Other Assets and Liabilities, Net	(9.0)	(432,987,437)
Net Assets	100.0	4,805,610,686

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $5,403,291,651. At September 30, 2015, net unrealized depreciation for all securities based on tax cost was $164,693,528. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $318,543,731 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $483,237,259.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2015 amounted to $554,686,976, which is 11.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
REIT: Real Estate Investment Trust

At September 30, 2015 the Deutsche Global Infrastructure Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Master Limited Partnerships
Utilities	1,949,468,593	41.8%
Energy	1,184,921,850	25.4%
Industrials	928,765,278	19.9%
Financials	480,316,885	10.3%
Consumer Discretionary	76,347,552	1.6%
Telecommunication Services	47,764,268	1.0%
Total	4,667,584,426	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$175,676,642	$—	$175,676,642
Canada	424,438,289	—	—	424,438,289
France	—	239,434,711	—	239,434,711
Germany	—	23,544,667	—	23,544,667
Hong Kong	—	71,214,777	—	71,214,777
Italy	—	98,584,177	—	98,584,177
Luxembourg	—	76,347,552	—	76,347,552
Mexico	28,605,291	—	—	28,605,291
Netherlands	—	143,235,534	—	143,235,534
Spain	—	144,540,108	—	144,540,108
Switzerland	—	72,523,895	—	72,523,895
United Kingdom	—	581,037,109	—	581,037,109
United States	2,380,686,860	—	61,900,000	2,442,586,860
Master Limited Partnerships	145,814,814	—	—	145,814,814
Short-Term Investments	571,013,697	—	—	571,013,697
Total	$3,550,558,951	$1,626,139,172	$61,900,000	$5,238,598,123

There have been no transfers between fair value measurement levels during the period ended September 30, 2015.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Common Stocks
Balance as of December 31, 2014	$ —
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	—
Amortization of premium/accretion of discount	—
Purchases	61,900,000
(Sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of September 30, 2015	$61,900,000
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2015	$ 0

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Infrastructure Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 20, 2015